Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current:
PRC	1,043,082	593,189	(328,319)	(46,119)
Total current tax (benefit) expense	1,043,082	593,189	(328,319)	(46,119)
Deferred:
PRC	(7,459)	8,267	(1,527,270)	(214,534)
Total deferred tax (benefit) expense	(7,459)	8,267	(1,527,270)	(214,534)
Total income tax (benefit) expense	1,035,623	601,456	(1,855,589)	(260,653)

Schedule of Reconciles PRC Statutory Effective Tax Rate

The following table reconciles PRC statutory rates to our effective tax rate:

	For the years ended September 30,
	2023	2024	2025
Taxed at PRC statutory tax rates	25.0%	25.0%	25.0%
Tax effect of income not taxable for tax purpose	0.0%	0.0%	0.0%
Tax effect of expenses not deductible for tax purpose	152.6%	(106.7)%	(0.0)%
Tax effect of different tax rate for operating in another jurisdiction	51.9%	(34.5)%	(2.4)%
Withholding tax	2,462.8%	(5.2)%	0.0%
Valuation allowance	-	-	(12.2)%
Others	(208.0)%	33.3%	2.2%
Total provision for income taxes	2,484.3%	(88.1)%	12.6%

Schedule of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Provision for credit losses	2,763,034	3,791,377	532,572
Net operating loss	-	1,883,721	264,604
Less valuation allowance	(40,801)	(1,425,595)	(200,252)
Total deferred tax assets, net	2,722,233	4,249,503	596,924

Schedule of Movement of Deferred Tax Assets

The movement of deferred tax assets were as follows:

	For the years ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Deferred tax assets:
Beginning balance	2,723,041	2,730,500	2,722,233	382,390
Movement	7,459	(8,267)	1,527,270	214,534
Ending balance	2,730,500	2,722,233	4,249,503	596,924